Note 2 - Basis of Preparation	12 Months Ended
Dec. 31, 2018
Basis of Preparation Abstract
Basis of Preparation

2. Basis of preparation

2.1. Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as published by the International Accounting Standards Board (“IASB”) (“IFRS-IASB”).

The Bank has adopted IFRS-IASB as of January 1, 2017 as its financial reporting basis of accounting. These are the Bank’s first consolidated financial statements prepared in accordance with IFRS-IASB.

These consolidated financial statements have been approved by the Board of Directors of BBVA Banco Francés S.A. on May 8, 2019.

2.2. Transition to IFRS-IASB

- First-Time adoption of IFRS-IASB

Until December 31, 2017 the Bank prepared its consolidated financial statements in accordance with rules prescribed or permitted by Argentina Central Bank (“BCRA GAAP”).

The Bank followed the provisions of IFRS 1, “First Time Adoption of IFRS”, in preparing its consolidated statement of financial position as of the date of transition, January 1, 2017. Certain of the Bank’s IFRS-IASB accounting policies used for this opening consolidated statement of financial position differed from BCRA GAAP policies applied at the same date. The resulting adjustments arose from events and transactions before the date of transition to IFRS-IASB. Therefore, as required by IFRS 1, those adjustments were recognized directly through retained earnings (or another category of equity where appropriate) as of January 1, 2017. This is the effect of the general rule of IFRS 1 which is to apply IFRS-IASB retrospectively. There are some exceptions required and some exemptions permitted by IFRS 1. The Group applied the following exemptions allowed by IFRS 1:

a) Considered the fair value of its real estate as of January 1, 2017 as deemed cost at that date;

b) Decided not to apply IFRS 3 retrospectively to past business combinations. The carrying amount of goodwill as of January 1, 2017 corresponds to the amount at that date in accordance with BCRA GAAP and;

c) Decided to apply the requirements of IFRS 9 (issued in 2014) as from January 1, 2018. For comparative information, the Group has applied IAS 39. The impact of this change in accounting policy is explained in Note 2.3.

- Effect of Transition to IFRS-IASB

Below is a reconciliation of equity between BCRA GAAP and IFRS-IASB as of December 31, 2017 and January 1, 2017 as well as a reconciliation of profit or loss for the year ended December 31, 2017:

		December 31, 2017	January 1, 2017
EQUITY IN ACCORDANCE WITH BCRA GAAP		26,056,548	16,460,035
Adjustments due to implementation of IFRS-IASB
Deemed cost of real estate	(a)	4,889,491	4,960,575
Effective rate of loans	(b)	(316,269)	(559,072)
Financing facilities granted at a below-the-market interest rate	(c)	(213,540)	-
Fair value of government and private securities	(d)	(24,587)	(31,439)
Loan impairment methodology differences	(e)	419,042	690,843
Fair value of derivatives	(f)	(37,337)	(34,122)
Equity method of investments in associates and joint ventures	(g)	170,128	191,493
Assets and liabilities for contracts with customers	(h)	(131,840)	(138,665)
Goodwill	(i)	360	-
Deferred income tax	(j)	(513,082)	(1,224,825)
Financial guarantee contracts	(k)	(5,454)	(3,425)
Employee benefits	(l)	(1,562)	(1,683)
Uncertain tax positions	(m)	1,185,800	-
Others		666	1,203
Non-controlling interests	(n)	298,126	267,737
SUBTOTAL		31,776,490	20,578,655
Inflation adjustment	(o)	17,740,165	17,943,079
EQUITY IN ACCORDANCE WITH IFRS-IASB		49,516,655	38,521,734
Equity attributable to owners of the Bank		49,061,871	38,022,269
Non-controlling interests		454,784	499,465

	Ref	December 31, 2017
PROFIT OR LOSS IN ACCORDANCE WITH BCRA GAAP		3,878,265
Adjustments due to implementation of IFRS-IASB
Depreciation of property	(a)	(71,084)
Effective rate of loans	(b)	242,803
Financing facilities granted at a below-the-market interest rate	(c)	(213,540)
Fair value of government and private securities	(d)	131,614
Loan impairment methodology differences	(e)	(271,801)
Fair value of derivatives	(f)	(3,215)
Equity method of investments in associates and joint ventures	(g)	(37,928)
Assets and liabilities for contracts with customers	(h)	6,825
Goodwill	(i)	360
Deferred income tax	(j)	554,741
Financial guarantee contracts	(k)	(2,029)
Employee benefits	(l)	121
Uncertain tax positions	(m)	1,185,800
Others		125
Non-controlling interests	(n)	30,389
SUBTOTAL		5,431,446
Inflation adjustment	(o)	(3,571,935)
PROFIT OR LOSS IN ACCORDANCE WITH IFRS-IASB		1,859,511

a) The Group has applied the exemption of IFRS 1 by which fair value of its real estate as of January 1, 2017 is considered as deemed cost at that date.

  Property and equipment

Management’s estimate of fair value was based on a fair value assessment carried out by Favereau S.A. Tasaciones, an independent valuation specialist.

To determine fair value, the market approach was used, which is based on the assumption that a well-informed purchaser shall not pay for an asset more than the purchase price of a similar asset, that is to say, it provides an indication of the value comparing the asset with other similar assets.

Significant inputs used, detailed by area and their relation to fair value are set forth below:

December 31, 2017
Other comprehensive income/(loss)
Loss for the year from financial instruments at fair value through OCI	(124,762)
Related tax	39,567
Profit or loss for the year for the share in OCI from associates at equity-method	(2,232)
SUBTOTAL	(87,427)
Inflation adjustment	(55,205)
Other Comprehensive loss in accordance with IFRS-IASB	(142,632)
Total Comprehensive Income in accordance with IFRS-IASB	1,716,879
OCI attributable to owners of the Bank	1,761,188
Non-controlling interests	(44,309)

Below, are the main explanations of the affected captions:

(a) The Group has applied the exemption of IFRS 1 by which fair value of its real estate as of January 1, 2017 is considered as deemed cost at that date.

- Property and equipment

Management’s estimate of fair value was based on a fair value assessment carried out by Favereau S.A. Tasaciones, an independent valuation specialist.

To determine fair value, the market approach was used, which is based on the assumption that a well-informed purchaser shall not pay for an asset more than the purchase price of a similar asset, that is to say, it provides an indication of the value comparing the asset with other similar assets.

Significant inputs used, detailed by area and their relation to fair value are set forth below:

		December 31, 2017	January 1, 2017
EQUITY IN ACCORDANCE WITH BCRA GAAP		26,056,548	16,460,035
Adjustments due to implementation of IFRS
Deemed cost of real estate	(a)	4,889,491	4,960,575
Effective rate of loans	(b)	(316,269)	(559,072)
Financing facilities granted at a below-the-market interest rate	(c)	(213,540)	-
Fair value of government and private securities	(d)	(24,587)	(31,439)
Loan impairment methodology differences	(e)	419,042	690,843
Fair value of derivatives	(f)	(37,337)	(34,122)
Equity method of investments in associates and joint ventures	(g)	170,128	191,493
Assets and liabilities for contracts with customers	(h)	(131,840)	(138,665)
Goodwill	(i)	360	-
Deferred income tax	(j)	(513,082)	(1,224,825)
Financial guarantee contracts	(k)	(5,454)	(3,425)
Employee benefits	(l)	(1,562)	(1,683)
Uncertain tax positions	(m)	1,185,800	-
Others		666	1,203
Non-controlling interests	(n)	298,126	267,737
SUBTOTAL		31,776,490	20,578,655
Inflation adjustment	(o)	17,740,165	17,943,079
EQUITY IN ACCORDANCE WITH IFRS		49,516,655	38,521,734
Equity attributable to owners of the Bank		49,061,871	38,022,269
Non-controlling interests		454,784	499,465

Main calculation variables, unobservable	Interrelation between the main variables and fair value	City of Buenos Aires	Provinces of Buenos Aires, Córdoba and Santa Fe	Rest of the country
Price per square meter	The higher the price per square meter, the higher the fair value	Ps.18,452 to Ps.145,631	Ps.17,699 to Ps.89,655	Ps.4,800 to Ps.57,143
Age and preservation status	The higher the age, the lower the fair value.	From 1930 to 2016	From 1920 to 2010	From 1935 to 2016
	The better the preservation status, the higher the fair value	Status: Good to Excellent	Status: Good to Very good	Status: Good to Very good

Ps.: Argentine pesos

- Investment properties

Management’s estimate of fair value was based on a fair value assessment carried out by Favereau S.A. Tasaciones, an independent valuation specialist.

To determine fair value, the market approach was used, which is based on the assumption that a well-informed purchaser shall not pay for an asset more than the purchase price of a similar asset, that is to say, it provides an indication of the value comparing the asset with other similar assets.

Significant inputs used, detailed by area and their relation to fair value are set forth below:

Main calculation variables, unobservable	Interrelation between the main variables and fair value	City of Buenos Aires	Provinces of Buenos Aires and Santa Fe	Rest of the country
Price per square meter	The higher the price per square meter, the higher the fair value	Ps.8,367 to Ps.46,581	Ps.8,933 to Ps.20,175	Ps.8,830 to Ps.14,046
Age and preservation status	The higher the age, the lower the fair value.	From 1900 to 1990	From 1973 to 1975	From 1970 to 1984
	The better the preservation status, the higher the fair value	Status: Fair to Good	Status: Fair to Good	Status: Fair to Good

The Group applies the cost model for measuring property and equipment and investment properties. Depreciation charge has increased as a result of deemed cost of real estate being higher than the cost in accordance with BCRA GAAP.

(b) In accordance with IFRS-IASB, under the effective interest method, for financial assets and financial liabilities valued at amortized cost, the Group identified commissions received (assets) and paid (liabilities) recognized in profit or loss upon origination in accordance with BCRA GAAP that are in fact an integral part of the interest rate. The Group recalculated the effective interest rate of the related financial assets and liabilities considering these commissions.

(c) Adjustments to measure the loans portfolio at fair value upon initial recognition, since these financing facilities are granted at a below market interest rate. The Bank offers through marketing activities short-term loans at a below market interest rate, primarily to credit card holders.

(d) Adjustments correspond to debt securities that were measured at cost plus interest accrued using the instruments’ interest rate of return in accordance with BCRA GAAP and which are measured at fair value in accordance with IAS 39.

(e) Impairment was determined in accordance with BCRA GAAP, which establishes minimum allowance rates based on the Argentine Central Bank (“BCRA”) rating system. In accordance with IAS 39, the Bank assessed whether there is objective evidence of impairment and measured impairment as described in Note 5.4.c).

(f) Adjustment to measure derivative instruments at fair value through profit or loss. In accordance with BCRA GAAP, forwards were measured considering the difference between contractual and forward exchange rates. No present value was determined. Swaps were measured considering the estimated cash flows based on the contractual and prevailing interest rate. No present value was determined.

(g) Adjustment related to IFRS-IASB adoption in associates and joint ventures.

(h) Pursuant to IFRS 15, income from contracts with customers is accrued as the Group satisfies the performance obligations. This adjustment mainly relates to services (e.g. annual fees for credit cards) to be provided over the performance period. Under BCRA GAAP these fees were recognized in profit or loss on the date they were billed.

(i) Pursuant to BCRA GAAP, goodwill generated by business combinations was measured at cost less accumulated amortizations calculated in proportion to the estimated useful life. The Group measures goodwill at the accounting balance at the transition date (see Note 5.9). Consequently, this adjustment shows the reversal of the amortization recognized in 2017 under BCRA GAAP.

(j) To recognize deferred tax assets and liabilities in accordance with IAS 12 - “Income taxes”. Under BCRA GAAP income tax charge only includes current tax.

(k) Guarantees granted are recognized at the higher of the fair value at the initial recognition less the accumulated amount of income recognized in accordance with IFRS 15 or the provision in accordance with IAS 37. Under previous GAAP fees related to guarantees granted were recognized in profit or loss on the date of grant. A provision was recognized in accordance with BCRA rules.

(l) Adjustment to recognize annual leave accrued and payable in accordance with IAS 19, determined considering current legal regulations. Under BCRA GAAP, the cost of vacations earned by employees was generally recorded when the absence occurred.

(m) In accordance with BCRA GAAP the Bank recorded a provision amounting to 1,185,800 in 2017 related the tax inflation adjustment, considered to be an uncertain tax position. As mentioned in Note 16.5, under IFRS-IASB this provision should not have been recorded.

(n) To consider non-controlling interests as part of consolidated shareholders’ equity, instead of a mezzanine caption in accordance with BCRA GAAP.

(o) See Note 3.2.

Below is a reconciliation of cash flows for the year ended December 31, 2017 between BCRA GAAP and IFRS-IASB:

	Cash flows in accordance with BCRA GAAP	Assets considered cash equivalents under BCRA GAAP (a)	PSA deconsolidation (b)	Other (c)	Adjustment to express the amounts in terms of measuring unit current at December 31, 2018	Cash flows in accordance with IFRS-IASB
Cash and cash equivalents at December 31, 2017	48,856,107	(671,138)	(20,020)	-	40,581,476	88,746,425
Cash and cash equivalents at December 31, 2018	39,524,382	(1,271,767)	(16,673)	-	18,217,742	56,453,684
Change in cash and cash equivalents	(9,331,725)	(600,629)	3,347	-	(22,363,734)	(32,292,741)
Cash flow from operating activities	(14,948,594)	(600,629)	223,347	(133,732)	(14,032,441)	(29,492,049)
Cash flow from operating activities	(1,636,340)	-	-	163,226	(553,569)	(2,026,683)
Cash flow from operating activities	5,448,732	-	(220,000)	(29,494)	3,757,021	8,956,259
Effect of exchange rate on cash positions	1,804,477	-	-	-	(3,660,959)	(1,856,482)
Inflation effect on cash and cash equivalents balances	-	-	-	-	(7,873,786)	(7,873,786)
Change in cash and cash equivalents	(9,331,725)	(600,629)	3,347	-	(22,363,734)	(32,292,741)

(a) In accordance with BCRA GAAP, certain short term loans to financial institutions were considered cash equivalents.

(b) PSA Finance Arg. Cía Financiera S.A. was consolidated under BCRA GAAP but considered a joint venture under IFRS-IASB.

(c) It mainly corresponds to a different classification of cash flows related to dividends collected from subsidiaries and bank loans.

2.3. Changes in accounting policies

- Adoption of IFRS 9

As mentioned in the Note 5.4.b), IFRS 9 replaced IAS 39 for financial statements from January 1, 2018 onwards. The main changes between these two standards relate to the classification of financial assets, the introduction of the expected credit loss model to determine impairment of financial assets.

The application of this standard on January 1, 2018, had a significant impact on the consolidated financial statements of the Bank at that date.

The Group reassessed the classification of its financial assets and liabilities and concluded that:

  Loans and receivables: all instruments under this classification under IAS 39 fulfil the requirements of IFRS 9 to be classified as financial assets at amortized cost.
  Held-to-maturity: all instruments under this classification under IAS 39 fulfil the requirements of IFRS 9 to be classified as financial assets at amortized cost.
  Available-for-sale: all instruments under this classification under IAS 39 fulfil the requirements of IFRS 9 to be classified as financial assets at fair value through other comprehensive income.
  At fair value through profit and loss: remains unchanged.

However, regarding impairment, the Group has determined in accordance with IFRS 9, that the allowance for loan losses and provision for financial guarantees and loan commitments are 1,036,297 higher than the allowance determined in accordance with IAS 39 and the provision under IAS 37 as of January 1, 2018. The pertinent adjustment, net of the related income tax effect of 310,889, has been recorded in Equity, in the line Retained earnings. Comparative information was not restated.